UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
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Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member of its General Partner
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/PETER W. MAY           New York, New York              11/14/06
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       [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[   ]           13F HOLDINGS REPORT.  (Check here if all holdings of this
                reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]           13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       Form 13F File Number               Name
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       28-                                Trian Fund Management GP, LLC















































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